ACQUISITION OF BUSINESSES - Aldo Componentes Eletrônicos LTDA (“Aldo”) (Details) - Aldo Componentes Eletrônicos LTDA - Industrials $ in Millions	Aug. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Voting interest	100.00%
Intangible assets	$ 297
Cash and cash equivalents	59
Inventory, net	48
Deferred tax liabilities recognised as of acquisition date	100
Net other liabilities recognized as of acquisition date	100
Goodwill	$ 419
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 623
Bottom of range | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Contingent consideration related to future performance	0
Top of range | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Contingent consideration related to future performance	$ 340